Recapitalization (Details)		12 Months Ended
	Oct. 09, 2025 shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 shares	May 14, 2025 shares	Sep. 30, 2024 shares	Dec. 31, 2022 shares
Recapitalization [Line Items]
Net proceeds from transaction cost (in Dollars) | $		$ 17,555
Warrants issued			12,000	2,461,538
Holdback shares		4,000
HBC Holdback Shares [Member]
Recapitalization [Line Items]
Warrants issued		4,000	4,000
HBC Shareholders [Member]
Recapitalization [Line Items]
Holdback shares		4,000
Shares issued		450,000
HBC Shareholders [Member]
Recapitalization [Line Items]
Holdback shares		4,000
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Shares issued	450,000	450,000
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued						123,500
Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrants issued						108,100
Stock Price [Member]
Recapitalization [Line Items]
Earnout measurement		226.5
Risk Free Rate [Member]
Recapitalization [Line Items]
Earnout measurement		3.98
Volatility [Member]
Recapitalization [Line Items]
Earnout measurement		85
Dividends Yield [Member]
Recapitalization [Line Items]
Earnout measurement		0
Duration [Member]
Recapitalization [Line Items]
Earnout measurement		4